iShares
®
U.S. Healthcare ETF
Schedule of Investments
(unaudited)
July 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Biotechnology  — 20.9%
AbbVie, Inc. ............................ 982,664 $ 185,743,149
Alnylam Pharmaceuticals, Inc.
(a)
............... 69,276 27,172,818
Amgen, Inc. ............................ 298,338 88,039,544
Apellis Pharmaceuticals, Inc.
(a)
................ 60,637 1,354,631
Biogen, Inc.
(a)
........................... 81,039 10,372,992
BioMarin Pharmaceutical, Inc.
(a)
............... 105,367 6,095,481
Exact Sciences Corp.
(a)
..................... 103,241 4,847,165
Exelixis, Inc.
(a)(b)
.......................... 149,495 5,414,709
Gilead Sciences, Inc. ...................... 690,791 77,568,921
Halozyme Therapeutics, Inc.
(a)
................ 67,903 4,072,143
Incyte Corp.
(a)(b)
.......................... 87,677 6,566,131
Insmed, Inc.
(a)
........................... 98,953 10,615,678
Ionis Pharmaceuticals, Inc.
(a)
................. 86,446 3,715,449
Moderna, Inc.
(a)
.......................... 196,593 5,811,289
Natera, Inc.
(a)
........................... 71,949 9,616,703
Neurocrine Biosciences, Inc.
(a)
................ 53,671 6,882,232
Regeneron Pharmaceuticals, Inc. .............. 57,850 31,554,861
Revolution Medicines, Inc.
(a)(b)
................ 96,064 3,580,305
Roivant Sciences Ltd.
(a)
..................... 209,962 2,385,168
Sarepta Therapeutics, Inc.
(a)(b)
................ 52,152 856,336
Summit Therapeutics, Inc.
(a)(b)
................. 64,734 1,707,036
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 49,776 1,359,880
United Therapeutics Corp.
(a)
.................. 24,628 6,765,312
Vertex Pharmaceuticals, Inc.
(a)
................ 142,661 65,177,531
Viking Therapeutics, Inc.
(a)(b)
.................. 60,394 1,967,033
569,242,497
a
Health Care Equipment & Supplies  — 24.3%
Abbott Laboratories ....................... 960,455 121,199,816
Align Technology, Inc.
(a)
..................... 37,982 4,900,058
Baxter International, Inc. .................... 283,917 6,178,034
Becton Dickinson & Co. .................... 158,710 28,290,058
Boston Scientific Corp.
(a)
.................... 818,754 85,903,670
Cooper Companies, Inc. (The)
(a)
............... 110,396 7,803,893
DENTSPLY SIRONA, Inc. ................... 111,345 1,593,347
Dexcom, Inc.
(a)
.......................... 216,746 17,506,574
Edwards Lifesciences Corp.
(a)
................ 319,345 25,327,252
Envista Holdings Corp.
(a)(b)
................... 93,061 1,757,922
GE HealthCare Technologies, Inc. ............. 253,675 18,092,101
Globus Medical, Inc., Class A
(a)
............... 62,216 3,274,428
Hologic, Inc.
(a)
........................... 123,843 8,275,189
IDEXX Laboratories, Inc.
(a)
................... 44,778 23,925,333
Inspire Medical Systems, Inc.
(a)(b)
.............. 15,855 1,974,582
Insulet Corp.
(a)
........................... 38,859 11,206,936
Intuitive Surgical, Inc.
(a)
..................... 197,951 95,232,247
Masimo Corp.
(a)
.......................... 24,974 3,840,751
Medtronic PLC .......................... 711,328 64,190,239
Penumbra, Inc.
(a)
......................... 20,732 5,230,062
ResMed, Inc. ........................... 81,042 22,038,561
Solventum Corp.
(a)(b)
....................... 76,929 5,489,653
STERIS PLC ............................ 54,423 12,326,265
Stryker Corp. ........................... 190,916 74,978,441
Teleflex, Inc. ............................ 24,749 2,957,506
Zimmer Biomet Holdings, Inc. ................ 109,863 10,068,944
663,561,862
a
Health Care Providers & Services  — 12.5%
Acadia Healthcare Co., Inc.
(a)(b)
................ 50,180 1,092,419
Amedisys, Inc.
(a)
......................... 18,092 1,783,871
Cardinal Health, Inc. ....................... 134,038 20,805,378
Centene Corp.
(a)
......................... 275,196 7,174,360
Chemed Corp. ........................... 7,956 3,280,259
Cigna Group (The) ........................ 148,408 39,681,331
Security Shares Value
a
Health Care Providers & Services (continued)
DaVita, Inc.
(a)(b)
.......................... 21,185 $ 2,973,738
Elevance Health, Inc. ...................... 125,427 35,505,875
Encompass Health Corp. ................... 55,218 6,080,054
HCA Healthcare, Inc. ...................... 97,007 34,339,508
Henry Schein, Inc.
(a)(b)
...................... 60,711 4,107,099
Humana, Inc. ........................... 66,988 16,738,292
Labcorp Holdings, Inc. ..................... 46,325 12,048,206
Molina Healthcare, Inc.
(a)
.................... 29,723 4,692,370
Quest Diagnostics, Inc. ..................... 61,777 10,342,088
Tenet Healthcare Corp.
(a)
.................... 50,752 8,185,282
UnitedHealth Group, Inc. .................... 504,751 125,965,659
Universal Health Services, Inc., Class B ......... 30,524 5,080,720
339,876,509
a
Health Care Technology  — 1.0%
Certara, Inc.
(a)(b)
.......................... 67,580 664,987
Doximity, Inc., Class A
(a)
.................... 72,373 4,251,914
Veeva Systems, Inc., Class A
(a)
............... 81,906 23,277,685
28,194,586
a
Life Sciences Tools & Services  — 10.1%
Agilent Technologies, Inc. ................... 158,153 18,157,546
Avantor, Inc.
(a)
........................... 366,130 4,920,787
Bio-Rad Laboratories, Inc., Class A
(a)
............ 10,751 2,601,204
Bio-Techne Corp. ......................... 87,355 4,780,939
Bruker Corp. ............................ 57,261 2,200,540
Charles River Laboratories International, Inc.
(a)
..... 27,030 4,585,369
Danaher Corp. .......................... 353,875 69,769,995
Illumina, Inc.
(a)
........................... 87,668 9,004,380
IQVIA Holdings, Inc.
(a)
...................... 97,110 18,048,865
Medpace Holdings, Inc.
(a)
................... 12,665 5,410,488
QIAGEN N.V. ........................... 118,122 5,828,140
Repligen Corp.
(a)
......................... 29,184 3,416,571
Revvity, Inc.
(b)
........................... 66,585 5,852,822
Sotera Health Co.
(a)(b)
...................... 85,735 985,095
Tempus AI, Inc., Class A
(a)(b)
.................. 45,620 2,581,636
Thermo Fisher Scientific, Inc. ................. 209,476 97,967,736
Waters Corp.
(a)
.......................... 33,001 9,529,369
West Pharmaceutical Services, Inc. ............ 39,797 9,521,830
275,163,312
a
Pharmaceuticals  — 31.0%
Bristol-Myers Squibb Co. .................... 1,130,395 48,957,407
Corcept Therapeutics, Inc.
(a)(b)
................ 52,075 3,497,878
Elanco Animal Health, Inc.
(a)(b)
................ 273,962 3,747,800
Eli Lilly & Co. ........................... 444,369 328,864,166
Jazz Pharmaceuticals PLC
(a)
................. 32,875 3,768,461
Johnson & Johnson ....................... 1,334,812 219,896,929
Merck & Co., Inc. ......................... 1,397,579 109,178,871
Organon & Co. .......................... 145,714 1,413,426
Perrigo Co. PLC ......................... 75,259 2,007,157
Pfizer, Inc. ............................. 3,151,118 73,389,538
Royalty Pharma PLC, Class A ................ 216,146 7,954,173
Viatris, Inc. ............................. 657,644 5,747,809
Zoetis, Inc., Class A ....................... 247,521 36,086,087
844,509,702
Total Long-Term Investments — 99.8%
(Cost: $2,998,212,154) ............................... 2,720,548,468

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
U.S. Healthcare ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1.1%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.44%
(c)(d)(e)
...................... 27,229,301 $ 27,240,193
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.30%
(c)(d)
............................ 2,594,303 2,594,303
a
Total Short-Term Securities — 1.1%
(Cost: $29,821,689) ................................. 29,834,496
Total Investments — 100.9%
(Cost: $3,028,033,843) ............................... 2,750,382,964
Liabilities in Excess of Other Assets — (0.9)% ............... (23,641,182)
Net Assets — 100.0% ................................. $ 2,726,741,782
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 26,992,119  $ 247,334
(a)
$ —  $ 4,880  $ (4,140) $ 27,240,193  27,229,301  $ 20,088
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 4,262,468  —  (1,668,165)
(a)
—  —  2,594,303  2,594,303  35,550  —
$ 4,880  $ (4,140)
$ 29,834,496
$ 55,638  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 45 09/19/25 $ 5,949 $ (206,400)

iShares
®
U.S. Healthcare ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2025
3
Schedule of Investments
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,720,548,468  $ —  $ —  $ 2,720,548,468
Short-Term Securities
Money Market Funds ...................................... 29,834,496  —  —  29,834,496
$ 2,750,382,964  $ —  $ —  $ 2,750,382,964
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (206,400) $ —  $ —  $ (206,400)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)